UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-08134

Eaton Vance Municipals Trust II
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building,
255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)

Alan R. Dynner, Esq.
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)

(Registrant’s Telephone Number, Including Area Code)	(617) 482-8260
Date of Fiscal Year End	January 31
Date of Reporting Period	April 30, 2005

Item 1. Schedule of Investments

Eaton Vance Florida Insured Municipals Fund                                                                              as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.1%

Principal Amount (000’s omitted)	Security	Value
	Hospital — 1.8%
$250	Highland County, Health Facilities Authority, (Adventist Health System), 5.375%, 11/15/35	$261,487
500	Orange County, Health Facilities Authority, (Nemours Foundation), 5.00%, 1/1/35	524,805
		$786,292
	Housing — 1.0%
410	Pinellas County, HFA, SFMR, (GNMA), (AMT), 5.80%, 3/1/29	423,768
		$423,768
	Insured-Education — 2.3%
1,000	Florida State University, System Improvement Revenue, (AMBAC), 4.50%, 7/1/23	1,005,800
		$1,005,800
	Insured-Electric Utilities — 9.0%
1,000	JEA, (FSA), 4.75%, 10/1/33	1,008,480
1,100	JEA, (FSA), 4.75%, 10/1/34	1,109,328
600	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 8.39%, 7/1/29 (1)(2)	693,300
750	Puerto Rico Electric Power Authority, (MBIA), 5.00%, 7/1/32	790,305
200	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 12.295%, 7/1/16 (1)(3)	296,576
		$3,897,989
	Insured-Escrowed/Prerefunded — 5.9%
1,160	Dade County, Professional Sports Franchise, (MBIA), Escrowed to Maturity, 0.00%, 10/1/19	620,983
1,000	Dade County, Professional Sports Franchise, (MBIA), Escrowed to Maturity, 5.25%, 10/1/30	1,128,430
250	Lakeland, Energy System, (MBIA), Prerefunded to 10/1/10, 5.50%, 10/1/40	279,000
465	Polk County, Transportation Improvements, (FSA), Prerefunded to 12/1/10, 5.25%, 12/1/22	517,940
		$2,546,353
	Insured-General Obligations — 4.6%
500	Florida Board of Education Capital Outlay, (Public Education), (MBIA), 5.00%, 6/1/32	523,365
1,000	Florida Board of Education, Capital Outlay, (Public Education), (MBIA), 5.00%, 6/1/32 (4)	1,046,730
330	Puerto Rico, (FSA), Variable Rate, 9.40%, 7/1/27 (1)(3)	415,358
		$1,985,453

1

	Insured-Hospital — 13.7%
$1,020	Brevard County, Health Facilities Authority, (Health First, Inc.), (MBIA), 5.125%, 4/1/31	$1,063,993
200	Dade, Public Facilities Board, (Jackson Memorial Hospital), (MBIA), 4.875%, 6/1/15	200,164
1,000	Jacksonville, Economic Development Commission Health Care, (Mayo Clinic), (MBIA), 5.50%, 11/15/36	1,102,430
350	Miami Dade County, Health Facilities Authority, (Miami Children’s Hospital), (AMBAC), 5.125%, 8/15/26	368,452
1,000	Sarasota County, Public Hospital Board, (Sarasota Memorial Hospital), (MBIA), 5.50%, 7/1/28	1,159,540
1,900	South Miami, Health Facility Authority Hospital Revenue, (Baptist Health), (AMBAC), 5.25%, 11/15/33	2,015,919
		$5,910,498
	Insured-Housing — 3.6%
1,000	Florida HFA, (Mariner Club Apartments), (AMBAC), (AMT), 6.375%, 9/1/36	1,035,270
500	Florida HFA, (Spinnaker Cove Apartments), (AMBAC), (AMT), 6.50%, 7/1/36	517,220
		$1,552,490
	Insured-Lease Revenue / Certificates of Participation — 1.9%
500	Broward County, School Board, Certificates of Participation, (FSA), 5.00%, 7/1/26	522,160
250	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 6.71%, 6/1/26 (1)(2)	286,325
		$808,485
	Insured-Miscellaneous — 4.3%
500	St. John’s County, IDA, (Professional Golf), (MBIA), 5.00%, 9/1/23	530,980
1,250	Village Center Community Development District, (MBIA), 5.00%, 11/1/32	1,311,412
		$1,842,392
	Insured-Solid Waste — 1.2%
500	Dade County Resource Recovery Facilities, (AMBAC), (AMT), 5.50%, 10/1/13	523,940
		$523,940
	Insured-Special Assessment Revenue — 4.0%
345	Celebration Community Development District, (MBIA), 5.125%, 5/1/20	367,587
750	Crossings at Fleming Island Community Development District, (MBIA), 5.80%, 5/1/16	841,560
490	Julington Creek, Plantation Community Development District, (MBIA), 5.00%, 5/1/29	511,844
		$1,720,991

2

	Insured-Special Tax Revenue — 13.7%
$415	Dade County, Special Obligations, Residual Certificates, (AMBAC), Variable Rate, 8.495%, 10/1/35 (1)(3)	$453,358
1,580	Jacksonville Sales Tax, (AMBAC), 5.00%, 10/1/30	1,637,401
500	Jacksonville, Capital Improvement Revenue, (Stadium), (AMBAC), 4.75%, 10/1/25	507,740
300	Orange County, Tourist Development Tax, (AMBAC), Variable Rate, 8.87%, 10/1/30 (1)(3)	344,844
340	Sunrise Public Facilities Sales Tax, (MBIA), 0.00%, 10/1/15	220,691
1,625	Tampa, Utility Tax, (AMBAC), 0.00%, 4/1/21	792,642
1,950	Tampa, Utility Tax, (AMBAC), 0.00%, 10/1/21	929,955
1,000	Volusia County, Tourist Development Tax, (FSA), 5.00%, 12/1/34	1,053,290
		$5,939,921
	Insured-Transportation — 12.4%
500	Dade County Aviation Facilities, (Miami International Airport), (FSA), (AMT), 5.125%, 10/1/22	514,670
500	Dade County, Seaport, (MBIA), 5.125%, 10/1/16	524,800
400	Greater Orlando, Aviation Authority, (FGIC), Variable Rate, 9.196%, 10/1/18 (1)(3)	464,700
500	Miami-Dade County, International Airport, (FGIC), 5.00%, 10/1/37	520,610
500	Puerto Rico Highway and Transportation Authority, (MBIA), 4.75%, 7/1/38	521,650
750	Puerto Rico Highway and Transportation Authority, (MBIA), 5.00%, 7/1/36	800,745
150	Puerto Rico Highway and Transportation Authority, (MBIA), 5.50%, 7/1/36	170,249
500	Tampa-Hillsborough County Expressway Authority, (FGIC), 5.00%, 7/1/32	521,770
1,250	Tampa-Hillsborough County Expressway Authority, (FGIC), 5.00%, 7/1/35	1,303,988
		$5,343,182
	Insured-Water and Sewer — 19.7%
735	Enterprise Community Development District, Water and Sewer, (MBIA), 6.125%, 5/1/24	737,007
250	Florida Governmental Utility Authority, (Barefoot Bay Utility System), (AMBAC), 5.00%, 10/1/29	258,685
1,000	Jacksonville, Water and Sewer, (AMBAC), (AMT), 6.35%, 8/1/25	1,028,110
1,000	Lee County, IDA, (Bonita Springs Utilities), (MBIA), (AMT), 6.05%, 11/1/20	1,052,230
1,000	Marco Island, Utility System, (MBIA), 5.00%, 10/1/24	1,068,440
500	Marco Island, Utility System, (MBIA), 5.00%, 10/1/27	525,760
1,000	Marion County, Utility System, (FGIC), 5.00%, 12/1/31	1,041,260
1,000	Marion County, Utility System, (MBIA), 5.00%, 12/1/28	1,050,890
1,000	Sunrise Utility System, (AMBAC), 5.00%, 10/1/28	1,072,370
250	Tallahassee, Consolidated Utility System, (FGIC), 5.50%, 10/1/19	292,138

3

$375	Tampa Bay, Water Utility System, (FGIC), Variable Rate, 6.19%, 10/1/27 (1)(2)	$384,810
		$8,511,700
	Total Tax-Exempt Investments — 99.1% (identified cost $39,782,029)	$42,799,254
	Other Assets, Less Liabilities — 0.9%	$376,366
	Net Assets — 100.0%	$43,175,620

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2005, 97.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 10.6% to 43.1% of total investments.

At April 30, 2005, the Fund’s insured securities by financial institution are as follows:

	Market Value	% of Market Value
American Municipal Bond Assurance Corp. (AMBAC)	$12,778,031	29.9%
Financial Guaranty Insurance Corp. (FGIC)	4,529,276	10.6%
Financial Security Assurance (FSA)	5,834,526	13.6%
Municipal Bond Insurance Association (MBIA)	18,447,361	43.1%
	$41,589,194	97.2%

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, the aggregate value of the securities is $3,339,271 or 7.7% of the Fund’s net assets.

(2)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at April 30, 2005.
(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at April 30, 2005.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

4

At April 30, 2005, the Fund had the following open futures contracts:

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
06/05	115 U.S Treasury Bond	Short	$(12,933,808)	$(13,207,032)	$(273,224)

At April 30, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$39,729,715
Gross unrealized appreciation	$3,069,539
Gross unrealized depreciation	—
Net unrealized appreciation	$3,069,539

5

Eaton Vance Hawaii Municipals Fund                                                                                             as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.0%

Principal Amount (000’s omitted)	Security	Value
	Electric Utilities — 1.7%
$500	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	$304,360
		$304,360
	Escrowed / Prerefunded — 3. 6%
620	Hawaii Department of Budget and Finance, (Queens Health System), Prerefunded to 7/1/06, 5.75%, 7/1/26	652,885
		$652,885
	General Obligations — 11.5%
750	Honolulu, 4.75%, 9/1/17	809,257
575	Maui County, 5.00%, 3/1/21	608,948
200	Maui County, 5.50%, 3/1/19	220,604
285	Puerto Rico, 0.00%, 7/1/15	187,479
250	Puerto Rico, 5.00%, 7/1/34	259,675
		$2,085,963
	Hospital — 3.1%
300	Hawaii Department of Budget and Finance, (Wilcox Memorial Hospital), 5.35%, 7/1/18	306,135
150	Hawaii Department of Budget and Finance, (Wilcox Memorial Hospital), 5.50%, 7/1/28	151,905
100	Hawaii Pacific Health, 5.60%, 7/1/33	102,970
		$561,010
	Housing — 7.5%
415	Guam Housing Corp., Single Family, (AMT), 5.75%, 9/1/31	469,045
870	Hawaii Housing Finance and Development, Single Family, 5.90%, 7/1/27	890,367
		$1,359,412
	Industrial Development Revenue — 1.8%
375	Hawaii Department of Transportation Special Facilities, (Continental Airlines), (AMT), 7.00%, 6/1/20	337,301
		$337,301
	Insured-Education — 8.5%
500	Hawaii State Housing Development Corp., (University of Hawaii), (AMBAC), 5.65%, 10/1/16	510,735
240	University of Hawaii Board of Regents, University System, (FSA), 5.00%, 10/1/18	257,897
250	University of Hawaii Board of Regents, University System, (FSA), 5.25%, 10/1/16	274,282
100	University of Hawaii Board of Regents, University System, (FSA), 5.25%, 10/1/17	109,593

1

$400	University of Puerto Rico, (MBIA), 5.375%, 6/1/30	$404,720
		$1,557,227
	Insured-Electric Utilities — 6.0%
500	Hawaii Department of Budget and Finance, (Electric Co. and Subsidiaries), (FGIC), (AMT), 4.80%, 1/1/25	505,100
250	Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), (AMBAC), (AMT), 5.75%, 12/1/18	272,632
300	Puerto Rico Electric Power Authority, (CIFG), 5.00%, 7/1/29	317,517
		$1,095,249
	Insured-Escrowed/Prerefunded — 1.4%
100	Hawaii Airports System, (MBIA), (AMT), Escrowed to Maturity, 6.90%, 7/1/12	115,833
100	Puerto Rico, (FGIC), Prerefunded to 7/1/12, Variable Rate, 7.856%, 7/1/32 (1)(2)	131,615
		$247,448
	Insured-General Obligations — 20.8%
350	Hawaii County, (FGIC), 5.125%, 7/15/21	375,224
350	Hawaii County, (FGIC), 5.55%, 5/1/10	388,021
100	Hawaii County, (FSA), 5.00%, 7/15/22	107,202
375	Hawaii, (FSA), 5.125%, 2/1/22	401,569
375	Hawaii, (MBIA), 5.00%, 4/1/17	396,289
1,000	Hawaii, (MBIA), 5.25%, 5/1/24	1,083,670
345	Honolulu, City & County, (MBI A), 5.25%, 3/1/28	369,202
400	Kauai County, (MBIA), 5.00%, 8/1/24 (3)	423,348
200	Puerto Rico, (FSA), Variable Rate, 9.40%, 7/1/27 (1)(2)	251,732
		$3,796,257
	Insured-Hospital — 0.5%
90	Hawaii Department of Budget and Finance, (St. Francis Medical Center), (FSA), 6.50%, 7/1/22	90,258
		$90,258
	Insured-Special Tax Revenue — 3.1%
300	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 6.804%, 7/1/28 (1)(4)	326,802
210	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 10.286%, 7/1/28 (1)(2)	238,142
		$564,944
	Insured-Transportation — 15.2%
500	Hawaii Airports System, (FGIC), (AMT), 5.25%, 7/1/21	525,175
250	Hawaii Highway, (FSA), 5.00%, 7/1/22	262,008
900	Hawaii, State Harbor Revenue, (FSA), (AMT), 5.00%, 1/1/23	933,804
1,000	Puerto Rico Highway and Transportation Authority, (FSA), 4.75%, 7/1/38	1,043,300
		$2,764,287

2

	Insured-Water and Sewer — 8.9%
$1,000	Honolulu, City and County Board Water Supply Systems, (FSA), 5.25%, 7/1/31	$1,070,530
1,000	Honolulu, City and County Wastewater Systems, (FGIC), 0.00%, 7/1/18	551,450
		$1,621,980
	Other Revenue — 1.4%
200	Puerto Rico Infrastructure Financing Authority, Variable Rate, 10.188%, 10/1/34 (1)(2)	257,988
		$257,988
	Special Tax Revenue — 1.4%
250	Virgin Islands Public Facilities Authority, 5.625%, 10/1/25	261,410
		$261,410
	Transportation — 1.6%
250	Hawaii Highway Revenue, 5.50%, 7/1/18	288,510
		$288,510
	Total Tax-Exempt Investments — 98.0% (identified cost $16,392,873)	$17,846,489
	Other Assets, Less Liabilities — 2.0%	$364,008
	Net Assets— 100.0%	$18,210,497

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

3

The Fund invests primarily in debt securities issued by Hawaii municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2005, 65.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.8% to 26.9% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, the aggregate value of the securities is $1,206,279 or 6.6% of the Fund’s net assets.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at April 30, 2005.
(3)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(4)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at April 30, 2005.

A summary of financial instruments at April 30, 2005 is as follows:

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
06/05	50 U.S. Treasury Bond	Short	$(5,662,286)	$(5,742,188)	$(79,902)

At April 30, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$16,352,677
Gross unrealized appreciation	$1,525,933
Gross unrealized depreciation	(32,121)
Net unrealized appreciation	$1,493,812

4

Eaton Vance High Yield Municipals Fund                                                                                         as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.1%

Principal Amount (000’s omitted)	Security	Value
	Cogeneration — 2.2%
$7,000	Maryland Energy Cogeneration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$7,155,190
1,910	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 5.875%, 9/1/20	1,922,148
4,820	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 6.625%, 9/1/20	4,996,749
		$14,074,087
	Education — 0.9%
3,000	California Educational Facilities Authority, Stanford University, Residual Certificates, Variable Rate, 14.67%, 12/1/32 (1)(2)	3,794,100
2,000	New Hampshire HEFA, (Colby-Sawyer College), 7.50%, 6/1/26 (3)	2,085,460
		$5,879,560
	Electric Utilities — 5.7%
3,000	Brazos River Authority, TX, PCR (Texas Energy Co.), (AMT), 6.75%, 4/1/38	3,491,130
1,250	Connecticut Development Authority, (Connecticut Light and Power), Variable Rate, 8.401%, 9/1/28 (1)(4)	1,408,550
2,500	Connecticut Development Authority, (Western Mass Electric), Variable Rate, 8.401%, 9/1/28 (1)(4)	2,838,900
4,000	Matagorda County, TX, Navigation District No.1, (Reliant Energy), 8.00%, 5/1/29	4,416,840
3,965	Matagorda County, TX, Navigation District No.1, (Reliant Energy), (AMT), 5.95%, 5/1/30	4,025,863
1,500	Mississippi Business Finance Corp., (SystemEnergy Resources, Inc.), 5.90%, 5/1/22	1,520,760
15,200	Pennsylvania EDA, (Reliant Energy, Inc.), (AMT), 6.75%, 12/1/36	16,393,351
3,000	Puerto Rico Electric Power Authority, 5.25%, 7/1/31	3,192,330
		$37,287,724
	Escrowed / Prerefunded — 4.3%
25,000	Bakersfield, CA, (Bakersfield Assisted Living Center), Escrowed to Maturity, 0.00%, 4/15/21	12,022,000
9,500	Dawson Ridge, CO, Metropolitan District #1, Escrowed to Maturity, 0.00%, 10/1/22	4,193,015
3,500	Dawson Ridge, CO, Metropolitan District #1, Escrowed to Maturity, 0.00%, 10/1/22	1,544,795

$3,685	Forsyth County, GA, Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.25%, 10/1/18 (3)	$4,365,804
5,250	Northwest Arkansas Regional Airport Authority, (AMT), Prerefunded to 2/1/08, 7.625%, 2/1/27	5,900,580
		$28,026,194
	General Obligations — 6.0%
1,195	California, 5.00%, 2/1/32	1,234,327
2,250	California, 5.25%, 2/1/30	2,366,595
2,000	California, 5.25%, 2/1/33	2,111,220
15,420	California, 5.25%, 4/1/34	16,383,904
2,700	California, (AMT), 5.05%, 12/1/36	2,752,704
5,915	Georgia, 2.00%, 12/1/23	4,225,676
3,000	New York, NY, Variable Rate, 8.94%, 6/1/28 (1)(2)	3,569,130
5,000	Puerto Rico, Variable Rate, 7.686%, 7/1/29 (1)(4)	6,520,200
		$39,163,756
	Health Care-Miscellaneous — 3.0%
2,845	Illinois Development Finance Authority, (Community Rehabilitation Providers), 5.60%, 7/1/19	2,857,717
1,167	Osceola County, FL, IDA, Community Provider Pooled Loan-93, 7.75%, 7/1/17	1,168,564
2,280	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.75%, 12/1/36	2,361,415
1,175	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.00%, 12/1/36	1,223,524
972	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.00%, 12/1/36	1,011,937
2,121	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.75%, 12/1/36	2,247,099
1,784	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.90%, 12/1/36	1,918,537
334	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.25%, 12/1/36	356,973
760	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.375%, 12/1/36	793,112
2,105	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.50%, 12/1/36	2,144,553

$884	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.70%, 12/1/36	$923,946
1,767	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.81%, 9/1/36	1,853,725
530	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.875%, 12/1/36	556,658
		$19,417,760
	Hospital — 6.7%
2,500	California Health Facilities Authority, (Cedars Sinai Medical Center), Variable Rate, 9.074%, 12/1/34 (1)(4)	2,939,775
2,350	California Statewide Communities Development Authority, (Daughters of Charity Health System), 5.25%, 7/1/30	2,449,546
2,190	Chautauqua County, NY, IDA, (Women’s Christian Association), 6.40%, 11/15/29	2,201,519
600	Gaylord, MI, Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	598,044
875	Gaylord, MI, Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.50%, 1/1/37	880,451
1,000	Henderson, NV, Health Care Facility, 5.625%, 7/1/24	1,070,130
2,000	Hillsborough County, FL, IDA, (Tampa General Hospital), 5.25%, 10/1/28	2,066,560
4,385	Macomb County, MI, Hospital Finance Authority, (Mount Clemens General Hospital), 5.875%, 11/15/34	4,390,700
7,000	Maricopa County, AZ, IDA, (Catholic Healthcare), 5.375%, 7/1/23	7,377,650
2,000	Maricopa County, AZ, IDA, (Catholic Healthcare), 5.50%, 7/1/26	2,117,200
4,890	Montgomery County, PA, Higher Education and Health Authority, (Catholic Health East), 5.375%, 11/15/34	5,090,979
2,000	New Hampshire HEFA, (Littleton Hospital), 6.00%, 5/1/28	1,944,160
2,000	New Jersey Health Care Facilities Financing Authority, (Trinitas Hospital), 7.50%, 7/1/30	2,247,980
2,560	Oneida County, NY, Industrial Development Agency, (Elizabeth Medical Center), 6.00%, 12/1/29	2,421,734
875	Prince George’s County, MD, (Greater Southeast Healthcare System), 6.375%, 1/1/13 (5)	84,787
5,900	Prince George’s County, MD, (Greater Southeast Healthcare System), 6.375%, 1/1/23 (5)	571,710
4,890	St. Mary Hospital Authority, PA, (Catholic Health East), 5.375%, 11/15/34	5,090,979
		$43,543,904

	Housing — 4.2%
$450	Atlanta, GA, Urban Residential Finance Authority, (New Community John Hope Project), (AMT), 7.25%, 6/1/07	$451,953
4,000	Charter Mac Equity Trust, TN, 6.00%, 4/30/19	4,306,480
2,500	Florida Capital Projects Finance Authority, Student Housing Revenue, (Florida University), 7.75%, 8/15/20	2,301,725
455	Florida Capital Projects Finance Authority, Student Housing Revenue, (Florida University), 9.50%, 8/15/05	454,727
1,800	Jefferson County, MO, IDA, Multifamily, (Riverview Bend Apartments), (AMT), 6.75%, 11/1/29	1,756,872
480	Jefferson County, MO, IDA, Multifamily, (Riverview Bend Apartments), (AMT), 7.125%, 11/1/29	467,544
3,775	Maricopa County, AZ, IDA, (National Health Facilities II), 6.375%, 1/1/19 (5)	2,926,040
1,500	Maricopa County, AZ, IDA, (National Health Facilities II), 6.625%, 7/1/33 (5)	1,073,385
2,320	Maricopa County, AZ, IDA, (National Health Facilities II), 8.00%, 1/1/34	1,523,799
5,000	Muni Mae Tax-Exempt Bond, LLC, (AMT), 6.875%, 6/30/49	5,536,250
3,235	Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	2,878,406
1,420	Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	1,249,501
1,020	Texas Student Housing Corp., (University of Northern Texas), 9.375%, 7/1/06	825,690
2,000	Texas Student Housing Corp., (University of Northern Texas), 11.00%, 7/1/31	1,746,340
		$27,498,712
	Industrial Development Revenue — 18.8%
2,280	ABIA Development Corp., TX, (Austin Cargoport Development), (AMT), 6.50%, 10/1/24	2,117,294
3,065	Abia Development Corp., TX, (Austin Cargoport Development), (AMT), 9.25%, 10/1/21	3,354,336
4,500	Alabama IDA, Solid Waste Disposal, (Pine City Fiber Co.), (AMT), 6.45%, 12/1/23	4,762,935
9,095	Alliance Airport Authority, TX, (American Airlines, Inc.), (AMT), 7.50%, 12/1/29	7,137,574
2,150	Butler, AL, Industrial Development Board, (Georgia-Pacific Corp.), (AMT), 5.75%, 9/1/28	2,186,614
2,000	Camden County, NJ, (Holt Hauling), (AMT), 9.875%, 1/1/21 (5)	254,120
3,900	Carbon County, UT, (Laidlaw Environmental Services Inc.), (AMT), 7.45%, 7/1/17	4,018,950
6,810	Dallas-Fort Worth, TX, International Airport Facility Improvements Corp., (AMT), 7.625%, 11/1/21	2,732,649

$12,480	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 6.875%, 10/1/32 (5)	$10,773,859
7,750	Effingham County, GA, Solid Waste Disposal, (Fort James), (AMT), 5.625%, 7/1/18	7,855,012
450	Florence County, SC, (Stone Container), 7.375%, 2/1/07	453,942
2,700	Hancock County, KY, (Southwire Co.), (AMT), 7.75%, 7/1/25	2,719,224
4,000	Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	4,175,840
5,200	Houston, TX, Airport System, (Continental Airlines), (AMT), 6.75%, 7/1/29	4,464,564
3,785	Kansas City, MO, IDA, (Airline Cargo Facilities), (AMT), 8.50%, 1/1/17	3,962,403
2,730	Maryland EDA, (AFCO Cargo), (AMT), 6.50%, 7/1/24	2,620,090
655	Maryland EDA, (Air Cargo), (AMT), 7.34%, 7/1/24	674,015
1,300	Michigan Strategic Fund, (S.D. Warren), (AMT), 7.375%, 1/15/22	1,369,199
3,400	Morgantown, KY, Solid Waste Revenue, (IMCO Recycling, Inc.), (AMT), 7.45%, 5/1/22	3,361,308
505	New Albany, IN, IDA, (K-Mart), 7.40%, 6/1/06	497,319
13,000	New Jersey EDA, (Continental Airlines), (AMT), 6.25%, 9/15/29	10,551,320
3,000	New Jersey EDA, (Continental Airlines), (AMT), 6.40%, 9/15/23	2,549,220
4,000	New Jersey EDA, (Holt Hauling), (AMT), 7.90%, 3/1/27 (5)	3,819,440
500	New Jersey EDA, (Holt Hauling), (AMT), 8.95%, 12/15/18 (5)	397,355
5,995	New York City, NY, IDA, (American Airlines, Inc.), (AMT), 8.50%, 8/1/28	5,380,632
13,650	Ohio Environmental Facilities, (Ford Motor Co.), (AMT), 5.75%, 4/1/35	13,589,394
8,200	Phoenix, AZ, IDA, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	6,677,260
7,565	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	5,586,753
825	Puerto Rico Port Authority, (American Airlines), (AMT), 6.30%, 6/1/23	626,571
3,000	Rumford, ME, Solid Waste Disposal, (Boise Cascade Corp.), (AMT), 6.875%, 10/1/26	3,220,620
		$121,889,812
	Insured-Electric Utilities — 4.1%
5,700	Jea, FL, Electric System, (FSA), 4.75%, 10/1/33	5,748,336
13,890	Jea, FL, Electric System, (FSA), 4.75%, 10/1/39	13,980,980
3,600	Memphis, TN, Electric System, (MBIA), Variable Rate, 15.385%, 12/1/17 (1)(2)	4,713,480
1,500	Puerto Rico Electric Power Authority, RITES, (FSA), Variable Rate, 9.413%, 7/1/29 (1) (2)	1,849,875
		$26,292,671

	Insured-General Obligations — 3.0%
$3,865	California, (AMBAC), 4.25%, 3/1/27	$3,754,886
1,000	California, Residual Certificates, (AMBAC), Variable Rate, 12.275%, 10/1/30 (1) (2)	1,259,940
1,520	California, RITES, (AMBAC), Variable Rate, 8.579%, 2/1/28 (1)(2)	2,033,137
1,580	Mississippi, (FSA), Variable Rate, 9.245%, 11/1/21 (1) (2)	2,275,311
4,900	Puerto Rico, (FSA), Variable Rate, 9.40%, 7/1/27 (1) (2)	6,167,434
3,890	San Mateo County, CA, Community College District, (MBIA), 4.25%, 9/1/29	3,755,212
		$19,245,920
	Insured-Hospital — 0.5%
2,415	California Statewide Communities Development Authority, (Sutter Health), (FSA), Variable Rate, 10.793%, 8/15/27 (1)(2)	3,133,921
		$3,133,921
	Insured-Miscellaneous — 1.0%
10,510	Harris County-Houston, TX, Sports Authority, (MBIA), 0.00%, 11/15/26	3,605,561
10,000	Harris County-Houston, TX, Sports Authority, (MBIA), 0.00%, 11/15/28	3,027,400
		$6,632,961
	Insured-Transportation — 5.2%
2,250	Central, TX, Regional Mobility Authority, (FGIC), 5.00%, 1/1/45	2,306,948
1,665	Dallas-Fort Worth, TX, International Airport Facility Improvements Corp., DRIVERS, (FSA), Variable Rate, 9.827%, 11/1/18 (1)(2)	2,123,541
15,000	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/33	3,210,750
20,000	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/34	4,046,400
3,735	Massachusetts Turnpike Authority, Metropolitan Highway System, (MBIA), 5.00%, 1/1/37	3,819,523
2,985	Monroe County, NY, Airport Authority, (MBIA), DRIVERS, (AMT), Variable Rate, 8.383%, 1/1/18 (1)(4)	3,914,619
2,000	New Jersey Turnpike Authority, RITES, (MBIA), Variable Rate, 10.104%, 1/1/30 (1)(2)	2,472,540
3,155	North Texas Tollway Authority, (FSA), 4.50%, 1/1/38	3,047,446
3,000	Puerto Rico Highway and Transportation Authority, (FSA), Variable Rate, 8.535%, 7/1/32 (1)(2)	3,432,840
20,000	Texas State Turnpike Authority, (AMBAC), 0.00%, 8/15/30	5,636,600
		$34,011,207

	Insured-Water and Sewer — 1.8%
$2,550	Connecticut Development Authority, Aquarion Water, RITES, (XLCA), (AMT), Variable Rate, 10.353%, 7/1/38 (1)(2)	$2,652,051
4,000	Detroit, MI, Water Supply System, (FGIC), 4.50%, 7/1/29	3,976,440
5,000	Jea, FL, Water and Sewer System, (MBIA), 4.75%, 10/1/30	5,077,700
		$11,706,191
	Lease Revenue/Certificates of Participation — 0.2%
1,330	New Jersey EDA, (School Facilities), Variable Rate, 8.515%, 6/15/28 (1)(2)	1,437,012
		$1,437,012
	Nursing Home — 3.4%
3,260	Bell County, TX, (Heritage Oaks Healthcare), 6.70%, 6/129 (5)	2,224,102
2,850	Clovis, NM, IDR, (Retirement Ranches, Inc.), 7.75%, 4/1/19	2,966,936
2,300	Colorado HFA, (Volunteers of America), 5.75%, 7/1/20	2,223,042
3,600	Colorado HFA, (Volunteers of America), 5.875%, 7/1/28	3,399,840
1,100	Colorado HFA, (Volunteers of America), 6.00%, 7/1/29	1,057,221
2,500	Massachusetts IFA, (Age Institute of Massachusetts), 8.05%, 11/1/25	2,510,950
1,180	Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	976,214
3,130	Westmoreland, PA, (Highland Health Systems, Inc.), 9.25%, 6/1/22	3,131,690
3,685	Wisconsin HEFA, (Wisconsin Illinois Senior Housing), 7.00%, 8/1/29	3,503,551
		$21,993,546
	Other Revenue — 12.4%
6,000	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 8.25%, 10/1/14	6,527,820
1,000	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 9.25%, 10/1/20	1,105,820
3,000	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 11.00%, 10/1/20	3,091,950
4,300	Capital Trust Agency, FL, (Seminole Tribe Convention), 8.95%, 10/1/33	4,838,747
9,000	Capital Trust Agency, FL, (Seminole Tribe Convention), 10.00%, 10/1/33	10,179,540
5,375	Golden Tobacco Securitization Corp., CA, 5.50%, 6/1/33	5,794,411
2,295	Golden Tobacco Securitization Corp., CA, 6.625%, 6/1/40	2,410,439
9,125	Golden Tobacco Securitization Corp., CA, Variable Rate, 7.469%, 6/1/33 (1)(4)	10,549,048
3,300	Golden Tobacco Securitization Corp., CA, Variable Rate, 7.956%, 6/1/38 (1)(4)	3,847,338
4,940	Mohegan Tribe Indians, CT, Gaming Authority, 6.25%, 1/1/31	5,354,960
2,037	Pueblo of Santa Ana, NM, 15.00%, 4/1/24	2,056,229

$1,200	Puerto Rico Infrastructure Financing Authority, Variable Rate, 19.305%, 10/1/32 (1)(2)	$1,779,876
2,000	Sandoval County, NM, (Santa Ana Pueblo), 7.75%, 7/1/15	2,091,300
2,392	Santa Fe, NM, (1st Interstate Plaza), 8.00%, 7/1/13	2,415,353
13,345	Tobacco Settlement Financing Corp., NJ, 6.75%, 6/1/39	14,131,421
3,525	Tobacco Settlement Financing Corp., NJ, Variable Rate, 10.532%, 6/1/39 (1)(4)	3,940,421
		$80,114,673
	Senior Living / Life Care — 7.0%
7,655	Albuquerque, NM, Retirement Facilities, (La Vida Liena Retirement Center), 6.60%, 12/15/28	7,573,015
2,500	Arizona Health Facilities Authority, (Care Institute, Inc. - Mesa), 7.625%, 1/1/26 (6)	2,002,925
1,000	Chester, PA, IDA, (Senior Life-Choice of Kimberton), (AMT), 8.50%, 9/1/25	1,032,840
3,500	Delaware County, PA, (White Horse Village), 7.30%, 7/1/14	3,633,035
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 1/1/13	489,900
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 7/1/13	467,640
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 1/1/14	444,550
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 7/1/14	424,250
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 1/1/15	402,940
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 7/1/15	383,660
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 1/1/16	365,270
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 7/1/16	347,690
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 1/1/17	330,860
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 7/1/17	314,970
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 1/1/18	299,790
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 7/1/18	285,300
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 1/1/19	271,570
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 7/1/19	258,440
1,860	Grove City, PA, Area Hospital Authority, (Grove Manor), 6.625%, 8/15/29	1,929,397

$2,765	Illinois Development Finance Authority, (Care Institute, Inc. - Illinois), 7.80%, 6/1/25	$2,841,784
7,500	Kansas City, MO, IDA, (Kingswood United Methodist Manor), 5.875%, 11/15/29	6,937,200
5,105	Massachusetts IFA, (Forge Hill), (AMT), 6.75%, 4/1/30	5,026,026
6,470	Minneapolis, MN, (Walker Methodist Senior Services), 6.00%, 11/15/28	5,441,723
5,205	North Miami, FL, Health Care Facilities, (Imperial Club), 8.00%, 1/1/33	3,836,866
		$45,341,641
	Special Tax Revenue — 3.4%
2,240	Bell Mountain Ranch, CO, Metropolitan District, 6.625%, 11/15/25	2,300,547
3,355	Bell Mountain Ranch, CO, Metropolitan District, 7.375%, 11/15/19	3,571,431
2,350	Concorde Estates Community Development, FL, 5.85%, 5/1/35	2,378,200
3,800	Cottonwood, CO, Water and Sanitation District, 7.75%, 12/1/20	3,975,598
2,325	New Jersey EDA, (Cigarette Tax), 5.50%, 6/15/24	2,461,664
2,500	New Jersey EDA, (Cigarette Tax), 5.50%, 6/15/31	2,613,850
2,000	New Jersey EDA, (Cigarette Tax), 5.75%, 6/15/29	2,145,840
2,500	Southern Hills Plantation I Community Development District, FL, 5.80%, 5/1/35	2,513,975
		$21,961,105
	Transportation — 4.3%
750	Augusta, GA, Airport Revenue, 5.15%, 1/1/35	759,870
920	Eagle County, CO, (Eagle County Airport Terminal), (AMT), 7.00%, 5/1/21	971,456
1,375	Eagle County, CO, (Eagle County Airport Terminal), (AMT), 7.125%, 5/1/31	1,453,568
400	Eagle County, CO, (Eagle County Airport Terminal), (AMT), 7.50%, 5/1/21	411,468
5,000	New Jersey Transportation Trust Fund Authority, Variable Rate, 6.75%, 6/15/17 (1)(4)	5,626,650
17,970	Puerto Rico Highway and Transportation Authority, 5.125%, 7/1/39	18,764,094
		$27,987,106
	Total Tax-Exempt Investments — 98.1% (identified cost $608,908,897)	$636,639,463
	Other Assets, Less Liabilities — 1.9%	$12,247,983
	Net Assets— 100.0%	$648,887,446

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

At April 30, 2005, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	14.4%
Others, representing less than 10% individually	83.7%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2005, 15.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.0% to 6.6% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, the aggregate value of the securities is $84,279,689 or 13.0% of the Fund’s net assets.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at April 30, 2005.
(3)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(4)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at April 30, 2005.
(5)	Defaulted bond.
(6)	Security is in default and making only partial interest payments.

A summary of financial statements at April 30, 2005 is as follows:

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
06/05	1,830 U.S Treasury Bond	Short	$(207,247,222)	$(210,164,062)	$(2,916,840)

At April 30, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$608,089,893
Gross unrealized appreciation	$44,725,516
Gross unrealized depreciation	(16,175,946)
Net unrealized appreciation	$28,549,570

Eaton Vance Kansas Municipals Fund                                                                                            as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 101.6%

Principal
Amount
(000’s omitted)	Security	Value
	Escrowed / Prerefunded — 7.1%
$550	Kansas Highway Transportation Department, Prerefunded to 9/1/09, 5.25%, 9/1/19 (1)	$599,390
415	Labette County, SFMR, Escrowed to Maturity, 0.00%, 12/1/14	282,723
1,000	Saline County, SFMR, Escrowed to Maturity, 0.00%, 12/1/15	649,990
		$1,532,103
	Hospital — 6.1%
250	Sedgwick County, Health Care Facility, (Catholic Care Center, Inc.), 5.875%, 11/15/31	260,705
500	University of Kansas Hospital Authority, 5.50%, 9/1/22	521,555
500	Wichita, (Christi Health Systems, Inc.), 6.25%, 11/15/24	547,980
		$1,330,240
	Housing — 0.4%
95	Puerto Rico Housing Finance Corp., 7.50%, 4/1/22	96,404
		$96,404
	Industrial Development Revenue — 1.6%
350	Wyandotte County & Kansas City Unified Government Pollution, (General Motors Corp.), 6.00%, 6/1/25	340,665
		$340,665
	Insured-Education — 3.6%
100	Kansas Development Finance Authority, (Kansas Board of Regents), (AMBAC), 5.00%, 4/1/14	110,119
550	Kansas Development Finance Authority, (Kansas State University-Athletic Facility), (AMBAC), 0.00%, 7/1/18	307,230
350	Washburn University, Topeka, (Living Learning Center), (AMBAC), 5.00%, 7/1/29	368,116
		$785,465
	Insured-Electric Utilities — 7.4%
250	Augusta, Electric System, (AMBAC), 5.00%, 8/1/22	266,405
1,000	Burlington, PCR, (Kansas Gas & Electric Co.), (MBIA), 5.30%, 6/1/31	1,075,550
250	Pratt, Electric System, (AMBAC), 5.25%, 5/1/18	270,190
		$1,612,145
	Insured-Escrowed/Prerefunded — 7.9%
500	Chisholm Creek Utility Authority, Water and Wastewater, (Bel Aire & Park City), (MBIA), Prerefunded to 9/1/12, 5.25%, 9/1/20	560,920
250	Kansas Development Finance Authority, (7th and Harrison Project), (AMBAC), Prerefunded to 12/1/09, 5.75%, 12/1/27	278,785

1

$230	Puerto Rico, (FGIC), Prerefunded to 7/1/12, Variable Rate, 7.856%, 7/1/32 (2)(3)	$302,714
500	Washburn University, Topeka, (Living Learning Center), (AMBAC), Prerefunded to 7/1/09, 6.125%, 7/1/29	560,720
		$1,703,139
	Insured-General Obligations — 30.9%
250	Butler and Sedgwick County, Unified School District #385, (FGIC), 5.00%, 9/1/19	267,577
250	Butler and Sedgwick County, Unified School District #385, (FSA), 5.40%, 9/1/18	270,397
500	Butler County, Unified School District #490, (FSA), 5.00%, 9/1/23 (4)	534,625
750	Johnson and Miami Counties, Unified School District #230, (FGIC), 4.00%, 9/1/19	744,712
200	Johnson County, Unified School District #231, (FGIC), 6.00%, 10/1/16	240,150
250	Johnson County, Unified School District #232, (FSA), 4.75%, 9/1/19	260,962
300	Johnson County, Unified School District #233, (FGIC), 5.50%, 9/1/17	349,041
1,000	Leavenworth County, Unified School District #464, (MBIA), 5.00%, 9/1/28	1,060,020
500	Lyon County, Unified School District #253, (FGIC), 4.75%, 9/1/21	519,910
80	Puerto Rico, (MBIA), Variable Rate, 10.035%, 7/1/20 (2)(3)	124,105
750	Scott County, Unified School District #466, (FGIC), 5.00%, 9/1/22	799,463
500	Sedgwick County, Unified School District #259, (FSA), 2.50%, 10/1/17	423,385
700	Sedgwick County, Unified School District #259, (FSA), 2.50%, 10/1/18	583,002
500	Sedgwick County, Unified School District #267, (AMBAC), 5.00%, 11/1/19	531,480
		$6,708,829
	Insured-Hospital — 11.4%
250	Coffeyville, Public Building Commission Health Care Facility, (Coffeyville Regional Medical Center), (AMBAC), 5.00%, 8/1/22	262,063
250	Kansas Development Finance Authority, (Hays Medical Center, Inc.), (MBIA), 5.50%, 11/15/22	262,178
500	Kansas Development Finance Authority, (Sisters Of Charity - Leavenworth), (MBIA), 5.00%, 12/1/25	512,600
500	Kansas Development Finance Authority, (St. Luke’s/Shawnee Mission), (MBIA), 5.375%, 11/15/26	524,180

2

$600	Kansas Development Finance Authority, (Stormont-Vail Healthcare), (MBIA), 5.375%, 11/15/24	$652,842
250	Manhattan Hospital, (Mercy Health Center), (FSA), 5.20%, 8/15/26	262,193
		$2,476,056
	Insured-Housing — 1.3%
250	Augusta Public Building Commission Revenue, (Cottonwood Point, Inc.), (MBIA), 5.25%, 4/1/22	270,453
		$270,453
	Insured-Industrial Development Revenue — 1.2%
250	Wyandotte County & Kansas City Unified Government Utility System, (MBIA), 5.00%, 5/1/21	265,423
		$265,423
	Insured-Lease Revenue / Certificates of Participation — 3.2%
500	Kansas Development Finance Authority, (Capital Restoration Parking Facility), (FSA), 5.00%, 10/1/21 (5)	533,475
120	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 12.857%, 6/1/24 (2)(3)	165,697
		$699,172
	Insured-Special Tax Revenue — 2.8%
525	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 10.286%, 7/1/28 (2)(3)	595,355
		$595,355
	Insured-Transportation — 6.2%
440	Kansas Turnpike Authority, (AMBAC), Variable Rate, 5.391%, 9/1/18 (2)(3)	442,262
750	Kansas Turnpike Authority, (FSA), 5.00%, 9/1/24	794,130
100	Puerto Rico Highway and Transportation Authority, (FSA), Variable Rate, 8.535%, 7/1/32 (2)(3)	114,428
		$1,350,820
	Insured-Utility — 2.4%
500	Wyandotte County & Kansas City Unified Government Utility System, (FSA), 5.00%, 9/1/28	528,435
		$528,435
	Insured-Water and Sewer — 5.9%
500	Kansas Development Finance Authority, Public Water Supply, (AMBAC), 5.00%, 4/1/24	528,935
500	Topeka, Water Pollution Control Utility System, (FGIC), 5.40%, 8/1/31	533,430
200	Wellington Electric, Waterworks, and Sewer Utilities System, (AMBAC), 5.20%, 5/1/23	209,970
		$1,272,335

3

	Transportation — 1.2%
$250	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/42	$256,990
		$256,990
	Water and Sewer — 1.0%
200	Kansas Development Finance Authority, 5.00%, 11/1/21	213,244
		$213,244
	Total Tax-Exempt Investments — 101.6% (identified cost $20,565,749)	$22,037,273
	Other Assets, Less Liabilities — (1.6)%	$(350,874)
	Net Assets — 100.0%	$21,686,399

AMBAC	—	AMBAC Financial Group, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Kansas municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2005, 82.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 17.0% to 24.1% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover when-issued securities.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, the aggregate value of the securities is $1,744,561 or 8.0% of the Fund’s net assets.

(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at April 30, 2005.
(4)	When-issued security.
(5)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at April 30, 2005 is as follows:

Futures Contracts

					Net
Expiration			Aggregate		Unrealized
Date(s)	Contracts	Position	Cost	Value	Depreciation
06/05	35 U.S. Treasury Bond	Short	(3,962,234)	(4,019,531)	(57,297)
06/05	30 U.S. Treasury Note	Short	(3,311,122)	(3,342,656)	(31,534)
					$(88,831)

4

At April 30, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$20,502,464
Gross unrealized appreciation	$1,550,117
Gross unrealized depreciation	(15,308)
Net unrealized appreciation	$1,534,809

5

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust II

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer
Date:	June 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer
Date:	June 24, 2005
By:	/s/ James L. O’Connor
James L. O’Connor
Treasurer and Principal Financial Officer
Date:	June 24, 2005